Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Current assets
Cash and cash equivalents	$ 2,378	$ 2,335
Accounts receivable	94,177	98,777
Inventories	240,852	200,278
Prepaid expenses and other current assets	21,625	30,023
Current income taxes recoverable	1,503	0
Deferred income taxes	4,773	870
Current assets held for sale	0	424
	365,308	332,707
Investments	33,845	33,345
Property, Plant and Equipment	120,734	115,200
Goodwill	49,387	48,174
Intangible Assets	48,624	60,200
Deferred income taxes	11,751	11,889
Other assets	1,854	2,930
Non-current assets held for sale	0	4,855
	631,503	609,300
Current liabilities
Bank indebtedness	109,718	75,910
Accounts payable and accrued liabilities	120,228	122,743
Customer and other deposits	843	2,858
Income taxes payable	1,229	973
Other current liabilities	1,419	7,674
Current portion of long-term debt	35,198	22,247
Current portion of long-term liabilities	995	493
Current liabilities held for sale	0	1,028
	269,630	233,926
Long-term debt	17,066	42,485
Long-term liabilities	5,586	6,596
Deferred income taxes	24,273	20,808
Non-current liabilities held for sale	0	358
	316,555	304,173
Sunopta Inc Shareholders Equity [Abstract]
Capital Stock	182,108	180,661
Additional paid in capital	14,134	12,336
Retained earnings	100,508	95,212
Accumulated other comprehensive income	2,382	2,833
	299,132	291,042
Non-controlling interest	15,816	14,085
Total equity	314,948	305,127
	$ 631,503	$ 609,300